Cash and cash equivalents (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CHF (SFr) item	Dec. 31, 2024 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Cash and cash equivalents
Cash at bank and on hand	SFr 2,300,994	SFr 3,341,738
Total cash and cash equivalents	SFr 2,300,994	SFr 3,341,738	SFr 3,787,780	SFr 3,865,481
Percentage of cash and cash equivalents	100.00%	100.00%
P-1 / A-1
Cash and cash equivalents
Number of Swiss banks used | item	2
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	95.02%	80.84%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	3.03%	14.90%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	1.34%	2.42%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.61%	1.84%